Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent Events
Subsequent Events

(a)
Between January 1, 2020 and March 5, 2020, we issued 3,921,790 common shares for gross proceeds of US$12,726,383 through our October 2018 ATM equity offering sales agreement and we received gross proceeds of US$1,030,669 as a result of 1,145,188 August 2019 public offering warrants that were exercised.

(b)	On February 25, 2020, we received the US$1,500,000 upfront payment of BRACELET-1 cost from Pfizer (see Note 13 for details).